Quarterly portfolio holdings
John Hancock
California Municipal Bond Fund
Fixed income
February 28, 2026
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Fund’s investments

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 100.8%				$551,850,417
(Cost $538,163,287)
California 99.0%				541,893,646
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,481,109
Alum Rock Union Elementary School District Election of 2022, Series A, GO (A)	5.000	08-01-53	1,000,000	1,054,443
Alvord Unified School District Election of 2007, Series B, GO (A)(B)	3.487	08-01-36	5,700,000	3,966,982
Alvord Unified School District Election of 2022, Series A, GO (A)	5.000	08-01-52	180,000	189,428
Anaheim City School District Election of 2010, GO (A)	5.000	08-01-51	2,070,000	2,163,827
Anaheim Union High School District, GO	3.000	08-01-38	2,900,000	2,837,464
Antelope Valley Community College District Election of 2016, Series C, GO (B)	4.209	08-01-38	1,000,000	594,793
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.690	08-01-48	1,000,000	352,460
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.708	08-01-49	1,000,000	335,154
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.722	02-01-50	1,000,000	326,283
Antelope Valley Community College District, GO (C)	5.000	08-01-43	1,785,000	1,967,199
Antelope Valley Community College District, GO (C)	5.000	08-01-44	1,285,000	1,403,022
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.250	07-01-43	895,000	908,602
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT	5.250	07-01-54	13,370,000	14,043,070
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	03-01-36	4,000,000	4,358,995
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	7,100,000	7,502,654
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	03-01-56	1,250,000	1,388,451
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	2,250,000	2,461,069
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,081,499
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	11-01-33	3,000,000	3,319,936
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	02-01-55	6,700,000	7,354,811
California Community Choice Financing Authority Clean Energy Project, Series H	5.000	01-01-56	2,000,000	2,231,092
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	1,598,049
California Community College Financing Authority Napa Valley College Project, Series A (D)	5.750	07-01-60	480,000	331,918
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (D)	3.000	02-01-57	700,000	441,905
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,486,020
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	890,277
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,130,000	1,064,452
California County Tobacco Securitization Agency Series A	5.000	06-01-29	300,000	320,511
California Educational Facilities Authority Stanford University, Series V-1	5.000	05-01-49	4,010,000	4,648,412
California Educational Facilities Authority The Master’s University	5.000	08-01-45	2,930,000	2,944,724
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	985,000	$1,031,138
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-40	430,000	432,408
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-50	350,000	333,833
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-55	240,000	224,733
California Enterprise Development Authority Castilleja School Foundation Project	4.000	06-01-54	2,740,000	2,528,015
California Enterprise Development Authority Castilleja School Foundation Project	5.000	06-01-49	755,000	795,801
California Enterprise Development Authority Crystal Springs Uplands School Project	4.000	06-01-40	4,125,000	4,206,376
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-49	265,000	253,507
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-53	445,000	412,244
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-42	380,000	418,683
California Enterprise Development Authority M @ College Project, Series A	5.000	08-01-45	1,190,000	1,217,820
California Enterprise Development Authority M @ College Project, Series A	5.000	08-01-57	400,000	403,546
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-39	500,000	545,690
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-45	1,000,000	1,034,091
California Enterprise Development Authority The Rocklin Academy Project (D)	5.000	06-01-64	2,675,000	2,588,603
California Enterprise Development Authority The Rocklin Academy Project, Series A (D)	4.000	06-01-36	500,000	502,136
California Health Facilities Financing Authority Adventist Health System, Series A	4.000	03-01-39	895,000	894,975
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	12-01-35	1,500,000	1,730,693
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-43	1,975,000	2,133,351
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,050,000	1,003,331
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	945,000	990,968
California Health Facilities Financing Authority Children’s Hospital of Orange County, Series A	5.000	11-01-49	1,030,000	1,094,844
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	550,000	545,758
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	305,000	306,066
California Health Facilities Financing Authority City of Hope Obligated Group, Series A (A)	4.000	11-15-45	1,820,000	1,757,065
California Health Facilities Financing Authority CommonSpirit Health, Series A	4.000	04-01-36	1,550,000	1,608,041
California Health Facilities Financing Authority CommonSpirit Health, Series A (A)	4.000	04-01-45	450,000	445,670
California Health Facilities Financing Authority CommonSpirit Health, Series A	5.000	12-01-54	1,000,000	1,040,306
California Health Facilities Financing Authority CommonSpirit Health, Series A	5.250	12-01-49	5,000,000	5,340,558
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,019,475
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,441,302
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-48	250,000	259,441
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-53	1,750,000	$1,798,367
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,370,000	1,312,879
California Health Facilities Financing Authority Standford Health Care, Series A	5.250	08-15-54	1,620,000	1,746,548
California Infrastructure & Economic Development Bank Adventist Health Energy Project, Series A	5.250	07-01-54	2,720,000	2,771,303
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (D)	12.000	01-01-65	5,190,000	2,802,600
California Infrastructure & Economic Development Bank California Science Center Phase III Project, Series B	4.000	05-01-51	1,195,000	1,122,670
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	951,949
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	145,000	143,761
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	420,000	401,167
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-38	500,000	552,586
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-39	660,000	725,821
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-40	535,000	585,492
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-49	3,025,000	3,107,824
California Municipal Finance Authority Caritas Project, Series A	4.000	08-15-44	625,000	596,328
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-49	1,000,000	1,027,458
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-59	1,105,000	1,121,350
California Municipal Finance Authority Caritas Project, Series A	5.250	08-15-58	800,000	824,234
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,509,176
California Municipal Finance Authority Channing House Project, Series B (A)	5.000	05-15-47	1,250,000	1,259,190
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	525,521
California Municipal Finance Authority Community Facilities District No. 2021-19, Improvement Area No. 1	5.000	09-01-35	215,000	232,267
California Municipal Finance Authority Community Facilities District No. 2021-19, Improvement Area No. 1	5.000	09-01-40	450,000	476,624
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-40	250,000	264,791
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-40	750,000	794,373
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-45	600,000	616,971
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.125	09-01-50	750,000	764,079
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.125	09-01-55	730,000	740,527
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.250	09-01-60	1,250,000	1,270,759
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-54	750,000	757,378
California Municipal Finance Authority Eisenhower Medical Center, Series A	3.500	07-01-32	25,000	25,037
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-42	1,475,000	1,491,286
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-47	2,490,000	2,496,822
4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-40	1,000,000	$1,085,483
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-44	1,250,000	1,308,604
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-49	2,000,000	1,785,310
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	382,549
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	600,000	614,564
California Municipal Finance Authority Linxs APM Project, Series A, AMT	5.000	12-31-31	1,000,000	1,043,300
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-47	820,000	820,204
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	300,000	314,443
California Municipal Finance Authority Scripps College Project	5.000	07-01-55	500,000	521,074
California Municipal Finance Authority Series B	5.000	09-01-54	1,000,000	1,003,299
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.000	05-01-34	245,000	257,488
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.500	05-01-44	275,000	281,914
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.750	05-01-54	390,000	394,115
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.875	05-01-59	395,000	400,947
California Municipal Finance Authority Stream Charter School Project, Series A (D)	5.000	06-15-41	925,000	927,228
California Municipal Finance Authority Turning Point Schools (D)	5.000	06-01-34	950,000	991,594
California Municipal Finance Authority Turning Point Schools (D)	5.500	06-01-54	1,150,000	1,095,854
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	4,600,000	4,689,623
California Municipal Finance Authority Westside Neighborhood School Project (D)	5.000	06-15-34	500,000	537,897
California Municipal Finance Authority Westside Neighborhood School Project (D)	5.500	06-15-39	1,200,000	1,293,378
California Municipal Finance Authority Westside Neighborhood School Project (D)	5.900	06-15-44	500,000	535,527
California Municipal Finance Authority Westside Neighborhood School Project (D)	6.200	06-15-54	550,000	578,800
California Municipal Finance Authority Westside Neighborhood School Project (D)	6.375	06-15-64	2,000,000	2,113,217
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	4.750	09-01-35	170,000	178,465
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.000	09-01-40	515,000	548,403
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.250	09-01-45	600,000	628,130
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.375	09-01-50	920,000	958,348
California Municipal Finance Authority Wildhawk North Improvement Area No. 2	5.375	09-01-55	1,350,000	1,402,875
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,000,000	1,026,374
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (D)	5.000	07-01-38	1,500,000	1,640,905
California Pollution Control Financing Authority Republic Services, Inc. Project, Series A-1, AMT (D)	3.250	11-01-42	1,000,000	1,000,175
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (D)	5.000	07-01-39	2,000,000	2,073,187
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (D)	5.000	11-21-45	3,000,000	$3,061,249
California Public Finance Authority Enso Village Project, Series A (D)	5.000	11-15-51	1,125,000	1,025,722
California Public Finance Authority Hazelden Betty Ford Foundation Project, Series A	5.000	11-01-54	1,080,000	1,097,590
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	935,000	935,626
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (D)	5.625	06-15-55	1,000,000	1,011,201
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (D)	6.000	06-15-65	1,000,000	1,025,738
California Public Finance Authority PIH Health, Series A	5.000	06-01-39	340,000	381,685
California Public Finance Authority The James, Series A (D)	5.700	06-01-34	500,000	525,816
California Public Finance Authority The James, Series A (D)	6.500	06-01-54	2,500,000	2,439,162
California Public Finance Authority Trinity Classical Academy, Series A (D)	5.000	07-01-36	1,000,000	1,006,603
California Public Finance Authority Trinity Classical Academy, Series A (D)	5.000	07-01-44	685,000	641,425
California Public Finance Authority Trinity Classical Academy, Series A (D)	5.000	07-01-54	1,600,000	1,400,273
California School Finance Authority Alliance for College Ready Public Schools Project, Series A (D)	5.000	07-01-36	455,000	455,385
California School Finance Authority Aspire Public Schools (D)	5.000	08-01-41	1,375,000	1,375,400
California School Finance Authority Camino Nuevo Charter Academy (D)	5.000	06-01-43	820,000	831,465
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (D)	5.000	07-01-54	1,100,000	1,058,179
California School Finance Authority Hawking Steam Charter School (D)	5.250	07-01-52	500,000	491,079
California School Finance Authority Integrity Charter School Project (D)	5.500	07-01-54	2,150,000	2,062,706
California School Finance Authority John Adams Academies, Series A (D)	5.000	07-01-52	1,000,000	940,469
California School Finance Authority KIPP LA Project, Series A (D)	5.000	07-01-47	1,500,000	1,502,175
California School Finance Authority New Designs Charter School, Series A (D)	4.250	06-01-34	775,000	790,163
California School Finance Authority New Designs Charter School, Series A (D)	5.000	06-01-54	200,000	191,200
California School Finance Authority New Designs Charter School, Series A (D)	5.000	06-01-64	300,000	280,474
California School Finance Authority Sonoma County Junior College Project, Series A (D)	4.000	11-01-41	1,000,000	943,887
California School Finance Authority Sonoma County Junior College Project, Series A (D)	4.000	11-01-55	580,000	467,238
California School Finance Authority Stem Preparatory School, Series A (D)	5.000	06-01-43	750,000	759,790
California School Finance Authority Value Schools, Series A (D)	5.250	07-01-48	500,000	507,356
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	975,000	987,597
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-45	1,300,000	1,428,497
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	1,527,249
California State Public Works Board Various Capital Projects, Series D	5.000	11-01-46	1,190,000	1,265,542
California State University Series A	3.000	11-01-52	575,000	432,014
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California State University Series A	5.000	11-01-44	3,500,000	$3,974,664
California State University Series A	5.250	11-01-48	1,000,000	1,092,637
California State University Series A	5.250	11-01-50	6,000,000	6,625,471
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,285,000	1,295,414
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,460,000	1,463,632
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	1,059,278
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	1,072,230
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-44	340,000	355,153
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-54	800,000	810,390
California Statewide Communities Development Authority Emanate Health, Series A (A)	4.000	04-01-45	1,790,000	1,770,432
California Statewide Communities Development Authority Enloe Medical Center, Series A (A)	5.250	08-15-52	775,000	793,990
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	3.000	04-01-37	2,075,000	1,976,493
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-54	550,000	557,827
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	970,000	841,480
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	500,000	500,711
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	820,000	771,779
California Statewide Communities Development Authority Series 2021-A	4.000	09-02-41	990,000	970,745
California Statewide Financing Authority Tobacco Securitization Program, Series C (B)(D)	9.797	06-01-55	12,000,000	748,975
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	955,000	975,185
California Statewide Financing Authority Tobacco Settlement, Series A (B)	6.749	06-01-46	7,000,000	1,828,943
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	1,145,000	1,169,201
Campbell Union School District Series 2010-J and Series 2022-A, GO	4.000	08-01-48	685,000	688,086
Center Joint Unified School District Election of 2008, Series C, GO (A)	4.125	08-01-46	1,205,000	1,207,597
Chaffey Joint Union High School District Election of 2012, Series G, GO	4.000	08-01-52	2,400,000	2,333,258
Chino Valley Unified School District Election of 2016, Series C, GO (B)	3.534	08-01-36	100,000	69,260
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.062	08-01-40	400,000	223,353
City & County of San Francisco Port Facilities Project, Series R3, AMT	5.250	04-01-42	1,290,000	1,419,348
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (D)	4.000	09-01-42	250,000	241,857
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (D)	5.000	09-01-46	1,500,000	1,509,150
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (D)	5.000	09-01-52	900,000	878,502
City of Fresno Airport Revenue Series A, AMT (A)	4.000	07-01-42	280,000	282,058
City of Fresno Airport Revenue Series A, AMT (A)	5.000	07-01-48	985,000	1,014,830
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Glendale Electric Revenue	5.000	02-01-45	2,440,000	$2,627,473
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	240,000	240,641
City of Long Beach Water Revenue	4.000	05-01-54	615,000	593,779
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	300,000	315,369
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-43	975,000	1,067,890
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-44	750,000	811,450
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-45	110,000	117,723
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	900,000	949,042
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,400,000	1,371,107
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-35	950,000	1,121,665
City of Los Angeles Department of Airports Series A, AMT	5.250	05-15-43	2,000,000	2,236,057
City of Los Angeles Department of Airports Series D	5.000	05-15-48	2,500,000	2,710,943
City of Los Angeles Department of Airports Series D	5.250	05-15-51	1,000,000	1,089,503
City of Los Angeles Department of Airports Series G, AMT	4.000	05-15-47	910,000	855,453
City of Los Angeles Wastewater System Revenue Series A	5.250	06-01-50	4,000,000	4,402,022
City of Los Angeles Wastewater System Revenue Series C	5.000	06-01-43	1,400,000	1,601,995
City of Ontario Community Facilities District No. 56	5.250	09-01-43	900,000	963,575
City of Oroville Oroville Hospital	5.250	04-01-54	1,000,000	690,000
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-44	1,000,000	1,044,682
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-53	525,000	534,566
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-40	360,000	383,420
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-45	560,000	576,237
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-50	745,000	754,116
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-54	700,000	707,632
City of Rialto Community Facilities District No. 2020-1	5.000	09-01-40	770,000	821,810
City of Rialto Community Facilities District No. 2020-1	5.000	09-01-45	1,315,000	1,358,771
City of Rocklin Community Facilities District No. 10 Whitney (A)	4.000	09-01-43	1,900,000	1,926,164
City of Roseville Creekview Phase 5 Community Facilities District No. 1	4.000	09-01-30	100,000	101,053
City of Roseville Creekview Phase 5 Community Facilities District No. 1	5.000	09-01-35	615,000	662,979
City of Roseville Creekview Phase 5 Community Facilities District No. 1	5.000	09-01-40	400,000	424,011
City of Roseville Creekview Phase 5 Community Facilities District No. 1	5.000	09-01-45	830,000	853,116
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	100,000	88,775
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of San Francisco Public Utilities Commission Water Revenue Local Water, Series C	4.000	11-01-50	5,635,000	$5,478,162
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series D	5.000	11-01-55	2,000,000	2,135,179
City of San Jose Series A, GO	5.000	09-01-46	1,935,000	2,145,124
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	830,000	891,346
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	575,258
City of Victorville Electric Revenue Series A	5.000	05-01-35	520,000	594,955
City of Victorville Electric Revenue Series A	5.000	05-01-36	300,000	340,856
City of West Sacramento Enhanced Infrastructure Financing District No. 1 (A)	5.000	09-01-40	800,000	917,551
City of West Sacramento Enhanced Infrastructure Financing District No. 1 (A)	5.000	09-01-45	1,950,000	2,115,300
Coast Community College District Series F, GO	3.000	08-01-38	2,175,000	2,141,252
Colton Joint Unified School District Election of 2024, Series A, GO (A)(B)	4.499	08-01-45	850,000	357,078
Compton Community Redevelopment Agency Successor Agency Series A (A)	5.000	08-01-42	975,000	1,067,934
Contra Costa Water District Water Revenue	5.000	10-01-53	680,000	719,750
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	1,015,346
County of Sacramento Airport System Revenue	5.000	07-01-54	7,895,000	8,307,894
County of Sacramento Airport System Revenue Series A, AMT	5.250	07-01-45	1,100,000	1,193,639
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (D)	3.250	04-01-57	1,625,000	1,203,195
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (D)	3.500	10-01-46	995,000	871,056
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (D)	4.000	10-01-56	2,250,000	1,871,296
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (D)	3.125	07-01-56	1,500,000	998,308
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (D)	3.000	03-01-57	1,700,000	1,183,364
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (D)	4.000	07-01-56	600,000	467,794
Cypress School District 2008 Election, GO (0.000% to 8-1-31, then 8.125% thereafer)	0.000	08-01-50	670,000	641,989
Downey Unified School District Series C, GO	3.000	08-01-45	1,835,000	1,530,793
Duarte Unified School District Election of 2010, Series F, GO (A)(B)	4.495	08-01-45	4,645,000	1,952,933
Duarte Unified School District Election of 2020, Series B, GO (A)	4.250	08-01-48	835,000	823,929
East Whittier City School District 2024 Election, Series A, GO	4.125	08-01-54	1,365,000	1,312,975
El Monte Union High School District Election of 2018, Series C, GO	4.000	06-01-53	750,000	706,376
Encinitas Public Financing Authority Lease Revenue	4.000	10-01-49	920,000	901,401
Encinitas Public Financing Authority Lease Revenue	4.000	10-01-54	970,000	930,059
Foothill-Eastern Transportation Corridor Agency Series B-2 (A)	3.500	01-15-53	2,280,000	1,944,279
Fresno Unified School District Election of 2020, Series C, GO	4.000	08-01-49	950,000	904,818
Garden Grove Public Financing Authority Series A (A)	5.000	04-01-49	4,925,000	5,235,871
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Gavilan Joint Community College District Election of 2018, Series C, GO (A)	4.000	08-01-50	2,000,000	$1,921,006
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.634	06-01-66	15,650,000	1,668,533
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	2,500,000	2,485,929
Hayward Unified School District Election of 2024, Series B, GO (A)	5.000	08-01-55	1,000,000	1,064,875
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.201	08-01-40	200,000	109,530
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.355	08-01-41	215,000	110,353
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.506	08-01-42	200,000	95,969
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.649	08-01-43	200,000	89,575
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.778	08-01-44	150,000	62,692
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.890	08-01-45	150,000	58,554
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.982	08-01-46	125,000	45,650
Imperial Community College District Election of 2022, Series B, GO (A)	5.000	08-01-54	1,000,000	1,056,899
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,290,000	1,217,560
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	760,000	784,095
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	6.817	06-01-36	6,300,000	3,171,808
Irvine Facilities Financing Authority Great Park Infrastructure Project (A)	4.000	09-01-58	745,000	686,773
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	570,000	627,524
Jefferson Union High School District Measure Z, Series C, GO	5.000	08-01-45	1,400,000	1,554,923
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-38	1,015,000	1,063,407
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-42	1,325,000	1,360,537
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-43	300,000	339,786
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-44	500,000	559,040
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-45	500,000	551,549
La Canada Irrigation District Water System Improvement Projects	5.250	12-01-50	2,000,000	2,138,679
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	550,000	529,056
La Mesa-Spring Valley School District Election of 2020, Series C, GO	4.000	08-01-48	1,835,000	1,797,073
Las Virgenes Unified School District Election of 2022, Series B, GO	5.000	08-01-43	1,930,000	2,202,699
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	75,000	87,201
Long Beach Bond Finance Authority Series A	5.000	11-15-35	1,320,000	1,539,694
Long Beach Unified School District Election of 2016, Series C, GO	4.000	08-01-53	2,345,000	2,262,768
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,380,000	1,361,902
Los Angeles County Public Works Financing Authority Series H	4.000	12-01-53	900,000	851,837
10	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Los Angeles County Public Works Financing Authority Series J	5.000	12-01-44	1,500,000	$1,696,107
Los Angeles County Public Works Financing Authority Series J	5.250	12-01-50	1,500,000	1,635,139
Los Angeles Department of Water & Power Series A (A)	5.250	07-01-45	630,000	697,500
Los Angeles Department of Water & Power Series B	4.000	07-01-30	4,830,000	5,141,041
Los Angeles Department of Water & Power Series B	5.000	07-01-50	2,000,000	2,054,851
Los Angeles Department of Water & Power Series C	5.000	07-01-45	2,000,000	2,177,273
Los Angeles Department of Water & Power Series C (A)	5.000	07-01-46	750,000	813,132
Los Angeles Department of Water & Power Series D	5.000	07-01-45	5,000,000	5,443,182
Marina Joint Powers Financing Authority Preston Park Apartments	3.400	03-01-36	2,000,000	2,039,325
Miracosta Community College District Certificates of Participation, 2023 School Financing Project	4.500	07-01-53	1,000,000	1,019,543
Moreno Valley Unified School District Election of 2014, Series C, GO (A)	3.000	08-01-46	1,945,000	1,596,516
Mount San Antonio Community College District Election of 2008, Series E, GO (B)	4.332	08-01-45	3,010,000	1,305,190
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,877,064
Municipal Improvement Corp. of Los Angeles Los Angeles Convention Center, Series A	5.250	05-01-50	2,000,000	2,150,410
Needles Unified School District Election of 2008, Series B, GO (0.000% to 8-1-33, then 7.450% thereafter) (A)	0.000	08-01-45	285,000	261,288
Northern California Energy Authority Commodity Supply Revenue	5.000	12-01-54	1,560,000	1,680,967
Oak Grove School District Series A-2, GO (A)	4.000	08-01-49	1,950,000	1,936,791
Ontario Public Financing Authority Civic Center Improvements, Series A (A)	5.000	11-01-52	1,195,000	1,250,370
Ontario Public Financing Authority Series A	5.000	11-01-50	2,000,000	2,140,404
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,565,000	1,576,695
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	507,795
Orange County Community Facilities District Rienda Phase 2B	5.500	08-15-53	700,000	730,436
Orland Unified School District, GO (0.000% to 8-1-32, then 6.000% thereafter) (A)	0.000	08-01-47	505,000	428,135
Pacifica School District Series C, GO (A)(B)	2.307	08-01-26	1,000,000	990,289
Palmdale Water District Public Financing Authority Series A (A)	4.000	10-01-49	2,485,000	2,402,768
Paradise Unified School District Election of 2018, Series D, GO	5.000	08-01-52	420,000	436,453
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.320	06-01-44	1,000,000	456,851
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.423	06-01-45	1,150,000	493,756
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.509	06-01-46	1,000,000	404,012
Perris Joint Powers Authority Community Facilities Disctrict No. 2021-1 & 2022-1	5.000	09-01-35	1,115,000	1,206,523
Perris Joint Powers Authority Community Facilities Disctrict No. 2021-1 & 2022-1	5.000	09-01-40	1,795,000	1,911,775
Petaluma Joint Union High School District, GO (C)	5.000	08-01-26	50,000	50,344
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Petaluma Joint Union High School District, GO (C)	5.000	08-01-27	375,000	$388,454
Petaluma Joint Union High School District, GO (C)	5.000	08-01-28	420,000	447,006
Petaluma Joint Union High School District, GO (C)	5.000	08-01-29	460,000	502,323
Petaluma Joint Union High School District, GO (C)	5.000	08-01-30	505,000	564,608
Petaluma Joint Union High School District, GO (C)	5.000	08-01-33	650,000	765,762
Petaluma Joint Union High School District, GO (C)	5.000	08-01-34	705,000	841,714
Petaluma Joint Union High School District, GO (C)	5.000	08-01-35	770,000	927,631
Petaluma Joint Union High School District, GO (C)	5.000	08-01-36	550,000	664,998
Pismo Beach Public Financing Agency Public Safety Facility Project, Series A	4.000	12-01-54	1,125,000	1,078,510
Pomona Unified School District 2024 Election, Series A, GO	5.000	08-01-50	1,100,000	1,178,573
Port of Los Angeles Series 2, AMT	5.000	08-01-38	500,000	564,415
Ravenswood City School District Election of 2022, Series B, GO (A)(B)	4.363	08-01-43	840,000	394,906
Ravenswood City School District Election of 2022, Series B, GO (A)(B)	4.492	08-01-44	945,000	415,683
Ravenswood City School District Election of 2022, Series B, GO (A)(B)	4.606	08-01-45	1,100,000	452,957
Redondo Beach Unified School District Election of 2024, Series A, GO	5.000	08-01-50	2,265,000	2,420,675
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,820,000	1,402,134
Rialto Public Financing Authority Police Station Project, Series A	5.250	06-01-53	1,000,000	1,045,241
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,000,000	1,005,302
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	4.250	09-01-42	950,000	981,353
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	5.250	09-01-52	400,000	424,273
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-39	1,000,000	1,071,902
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-48	500,000	504,017
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-54	500,000	499,096
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	1,875,000	1,728,606
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.274	08-01-40	200,000	108,413
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.427	08-01-41	230,000	116,769
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.566	08-01-42	200,000	95,047
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.713	08-01-43	240,000	106,344
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.832	08-01-44	225,000	93,135
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.939	08-01-45	300,000	116,017
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.027	08-01-46	300,000	108,594
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.088	08-01-47	1,000,000	340,093
Sacramento City Unified School District Measure H, Series B, GO (A)	4.000	08-01-54	920,000	860,274
Sacramento City Unified School District Series B, GO (A)	5.000	08-01-43	805,000	892,691
Salinas Union High School District Series A, GO	4.000	08-01-47	1,170,000	1,162,998
12	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Salinas Union High School District Series B, GO	4.000	08-01-49	1,700,000	$1,660,784
San Bernardino Community College District Election of 2002, Series D, GO (B)	2.619	08-01-33	2,000,000	1,646,229
San Bernardino Community College District Election of 2008, Series B, GO (B)	4.190	08-01-44	1,280,000	594,324
San Diego Community College District Series A-1, GO	4.000	08-01-50	1,025,000	999,644
San Diego County Regional Airport Authority Series A	4.000	07-01-46	1,510,000	1,506,865
San Diego County Regional Airport Authority Series A	4.000	07-01-51	1,975,000	1,894,859
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,000,000	1,022,924
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-56	2,430,000	2,166,172
San Diego County Regional Airport Authority Series B, AMT	5.000	07-01-56	1,000,000	1,011,922
San Diego Unified School District Election of 2008, Series K-2, GO (B)	3.602	07-01-33	205,000	157,526
San Diego Unified School District Election of 2012, Series O-2, GO	4.250	07-01-47	1,300,000	1,314,197
San Diego Unified School District Election of 2022, Series B-3, GO	4.000	07-01-54	950,000	914,073
San Francisco City & County Airport Commission San Francisco International Airport, Series A, AMT	5.250	05-01-41	1,530,000	1,724,810
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,118,090
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-52	1,495,000	1,527,351
San Francisco City & County Airport Commission Series A, AMT (E)	5.250	05-01-55	11,705,000	12,339,072
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	600,000	685,588
San Francisco City & County Public Utilities Commission Power Revenue Series A	4.000	11-01-51	1,000,000	966,251
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	375,000	375,327
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	4,305,000	4,903,246
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	1,577,456
San Marcos Unified School District Election of 2024, Series A, GO	5.250	08-01-50	2,000,000	2,182,690
San Rafael City Elementary School District Election of 2022, Series B, GO	4.000	08-01-54	1,000,000	958,946
San Rafael City Elementary School District Election of 2022, Series B, GO	5.000	08-01-49	500,000	533,388
San Rafael City High School District Election of 2022, Series C, GO	5.250	08-01-50	1,040,000	1,138,405
Santa Barbara Finance Authority Public Safety and Park Projects	4.000	05-15-54	785,000	741,778
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,069,359
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	760,000	758,068
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	1,000,000	920,448
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-42	1,670,000	1,504,195
Savanna School District Election of 2008, Series B, GO (0.000% to 8-1-34, then 6.750% thereafter) (A)	0.000	02-01-52	3,670,000	3,158,377
Shasta Union High School District Election of 2016, GO	4.000	08-01-50	1,410,000	1,321,722
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	$2,037,285
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.000	07-01-53	725,000	756,409
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.250	07-01-49	1,000,000	1,072,319
State of California, GO	4.000	09-01-52	10,000	9,758
Stockton Community Facilities District Improvement Area No. 3, Westlake Villages	5.000	09-01-54	550,000	545,708
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	2,000,000	2,079,428
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1, Series A	5.000	09-01-54	2,460,000	2,474,897
Temecula Valley Unified School District Series D, GO	3.000	08-01-47	2,000,000	1,612,306
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	867,512
Tobacco Securitization Authority of Southern California Series A, Class 1	5.000	06-01-48	2,505,000	2,533,843
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	365,777
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	1,000,000	972,171
University of California Series BV	5.000	05-15-38	1,000,000	1,161,142
University of California Series BV	5.000	05-15-41	6,520,000	7,397,939
University of California Series CC	5.250	05-15-55	2,000,000	2,168,393
University of California Series CD	5.250	05-15-40	3,000,000	3,817,111
University of California Series CE (C)	5.000	11-15-39	1,750,000	2,145,400
Val Verde Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-51	1,345,000	1,290,764
Vista Unified School District Series B, GO (A)	5.000	08-01-42	800,000	884,046
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,515,000	2,282,406
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,001,684
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,100,000	2,091,893
Connecticut 0.1%				905,446
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	905,446
Ohio 0.4%				2,112,810
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,250,000	1,084,796
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,245,000	1,028,014
Puerto Rico 1.3%				6,938,515
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.153	11-01-43	4,088,571	2,790,450
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	2,500,000	2,423,146
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.352	07-01-51	3,450,000	903,133
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	821,786

14	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Closed-end funds 0.4%		$2,016,500
(Cost $2,032,816)
Blackrock MuniHoldings California Quality Fund, Inc.	185,000	2,016,500

	Yield (%)	Shares	Value
Short-term investments 1.1%			$6,046,900
(Cost $6,047,230)
Short-term funds 1.1%
John Hancock Collateral Trust (F)	3.5447(G)	604,509	6,046,900
Total investments (Cost $546,243,333) 102.3%			$559,913,817
Other assets and liabilities, net (2.3%)			(12,529,631)
Total net assets 100.0%			$547,384,186

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $56,548,014 or 10.3% of the fund’s net assets as of 2-28-26.
(E)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-28-26.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	6.0
Build America Mutual Assurance Company	5.1
California Mortgage Insurance	0.5
National Public Finance Guarantee Corp.	0.2
TOTAL	11.8
The fund had the following portfolio composition as a percentage of total investments on 2-28-26:
General obligation bonds	18.3%
Revenue bonds	80.2%
Other revenue	16.7%
Education	13.7%
Airport	11.1%
Health care	10.5%
Facilities	8.3%
Water and sewer	5.4%
Housing	4.3%
Tobacco	3.7%
Utilities	3.2%
Development	1.7%
Transportation	1.4%
Pollution	0.2%
Closed-end funds	0.4%
Short-term investments	1.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$551,850,417	—	$551,850,417	—
Closed-end funds	2,016,500	$2,016,500	—	—
Short-term investments	6,046,900	6,046,900	—	—
Total investments in securities	$559,913,817	$8,063,400	$551,850,417	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	604,509	$803	$82,994,941	$(76,948,736)	$222	$(330)	$71,079	—	$6,046,900
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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